PROMISSORY NOTES (Schedule of promissory notes) (Details) - Promissory notes payable [Member] - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Debt Instrument [Line Items]
Balance, beginning of period	$ 2,026,667	$ 8,106,667
Repayments	(2,026,667)	(6,080,000)
Balance, end of period	$ 0	$ 2,026,667